Intangible Assets (Details) - Summary of detailed information about intangible assets ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Cost
Beginning Balance	¥ 492,300
Ending Balance	484,287	$ 72,302	¥ 492,300
Net carrying amount
Net carrying amount	484,287		492,300
Cost
Cost
Beginning Balance	514,875		277,254
Additions - acquired separately (Unaudited)	630		237,621
Ending Balance	515,505		514,875
Accumulated Depreciation
Cost
Beginning Balance	(22,575)		(14,153)
Ending Balance	(31,218)		(22,575)
Accumulated amortisation
Charge for the period (Unaudited)	(8,643)		(8,422)
Software [Member]
Net carrying amount
Net carrying amount	34		46
Software [Member] | Cost
Cost
Beginning Balance	455		391
Additions - acquired separately (Unaudited)			64
Ending Balance	455		455
Software [Member] | Accumulated Depreciation
Cost
Beginning Balance	(409)		(379)
Ending Balance	(421)		(409)
Accumulated amortisation
Charge for the period (Unaudited)	(12)		(30)
Copyrights [Member]
Net carrying amount
Net carrying amount	484,253		492,254
Copyrights [Member] | Cost
Cost
Beginning Balance	514,420		276,863
Additions - acquired separately (Unaudited)	630		237,557
Ending Balance	515,050		514,420
Copyrights [Member] | Accumulated Depreciation
Cost
Beginning Balance	(22,166)		(13,774)
Ending Balance	(30,797)		(22,166)
Accumulated amortisation
Charge for the period (Unaudited)	¥ (8,631)		¥ (8,392)